Financial assets at fair value through other comprehensive income - Additional information (Details) - EUR (€) € in Millions			6 Months Ended	12 Months Ended
	Mar. 01, 2025	Feb. 28, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences			€ (1,385)	€ 506
Financial assets at FVOCI | FVOCI equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exchange rate differences			€ (226)	€ 62
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments			13.00%	13.00%
Investment in Bank of Beijing | Financial assets at FVOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Recoveries of amounts previously written off			€ 223	€ 590
Investment in Van Lanschot Kempen
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Ownership interest held in equity based investments	9.90%	2.70%
Percentage of ownership interest acquired	7.20%